File Nos. 2-32773
                                                                       811-07611
                                                             (formerly 811-1835)

    As Filed with the Securities and Exchange Commission on October 30, 1998


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                     FORM NA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933       __X__

                  Pre-Effective Amendment No. ___

                  Post-Effective Amendment No. 49             __X__

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT
         COMPANY ACT OF 1940                                  __X__

                  Amendment No. 32                            __X__

                        (Check appropriate box or boxes)


                                   PIONEER II
               (Exact Name of Registrant as Specified in Charter)


                  60 State Street, Boston, Massachusetts 02109
               (Address of Principal Executive Offices) [Zip Code]


                                (617) 742 - 7825
               Registrant's Telephone Number, including Area Code

Joseph P. Barri, Hale and Dorr LLP, 60 State Street, Boston, Massachusetts 02109
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

     ____ immediately upon filing pursuant to paragraph (b)
     __X_ on October 30, 1998 pursuant to paragraph (b)
     ____ 60 days after filing pursuant to paragraph (a)(1)
     ____ on [date] pursuant to paragraph (a)(1)
     ____ 75 days after filing pursuant to paragraph (a)(2)
     ____ on [date] pursuant to paragraph (a)(2)of Rule 485.

If appropriate, check the following box:

     ____ This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of beneficial interest (without par value)

                     STATEMENT OF INCORPORATION BY REFERENCE

     The following documents are incorporated herein by reference in their entirety:

                                       As filed with
Document                               the SEC on           Accession Number
----------------------------------     ----------------     --------------------

Prospectus dated 1/28/98               1/28/98              0000078758-98-000003

Prospectus supplement
  dated 10/15/98                       10/14/98             0000078758-98-000009

Statement of additional informa-
  tion (SAI) dated 1/28/98             1/28/98              0000078758-98-000003

Financial statements at 9/30/97
  and independent auditors'
  report                               11/21/97             0000078758-97-000010

Financial statements at 3/31/98
  and independent auditors'
  report                               5/21/98              0000078758-98-000005

SAI supplement dated 10/30/98          10/29/98             0001016964-98-000135

                            PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)      Financial Statements:

         See Statement of Incorporation by Reference.

         (b)      Exhibits:

                  1.       Agreement and Declaration of Trust*

                  2.       By-Laws*

                  3.       None

                  4.1      Specimen Class A Share Certificate*

                  4.2      Specimen Class B Share Certificate*

                  4.3      Specimen Class C Share Certificate*

                  5.       Form of Management Contract*

                  6.1      Form of Underwriting Agreement***

                  6.2      Form of Dealer Sales Agreement*

                  7.       None

                  8.       Form of Custodian Agreement
                           with Brown Brothers Harriman & Co.*

                  9.1      Form of Investment Company Service Agreement*

                  10.      Legal Opinion of Morris, Nichols, Arsht & Tunnell*

                  11.      Consent of Arthur Andersen LLP***

                  12.      None

                  13.      Form of Stock Purchase Agreement*

                  14.      None

                  15.1     Class A Distribution Plan*

                  15.2     Form of Class B Distribution Plan***

                  15.3     Class C Distribution Plan*

                  16.      Description of Average Annual Total Return*

                  17.      Financial Data Schedules (filed as Exhibit 27)***

                  18.      Multiple Class Plan Pursuant to Rule 18f-3*

                  19.      Powers of Attorney* and **


------------------------

          * Previously filed. Incorporated by reference from the exhibits filed with the Registration Statement (File No. 2-32773), as amended, of the Registrant.

         ** Previously filed. Incorporated herein by reference from the exhibit filed with Post-Effective Amendment No. 48 to the Registration Statement (File No. 2-32773) as filed with the Securities and Exchange Commission on January 28, 1998 (Accession No. 0000078758-98-000003).

        *** Filed herewith

Item 25.  Persons Controlled by or Under Common Control with Registrant

         No person is controlled by the Registrant. A common control relationship could exist from a management perspective because the Chairman and President of the Registrant owns approximately 14% of the outstanding shares of The Pioneer Group, Inc. (PGI), the parent company of the Registrant's investment adviser, and certain Trustees or officers of the Registrant (i) hold similar positions with other investment companies advised by PGI and (ii) are directors or officers of PGI and/or its direct or indirect subsidiaries. The following lists all U.S. and the principal non-U.S. subsidiaries of PGI and those registered investment companies with a common or similar Board of Trustees advised by PGI.

                                        OWNED BY    PERCENT    STATE/COUNTRY OF
               COMPANY                             OF SHARES     INCORPORATION
Pioneering Management Corp. (PMC)          PGI        100%        DE
Pioneer Funds Distributor, Inc. (PFD)      PMC        100%        MA
Pioneer Explorer, Inc. (PEI)               PMC        100%        DE
Pioneer Fonds Marketing GmbH (GmbH)        PFD        100%        Germany
Pioneer Forest, Inc. (PFI)                 PGI        100%        DE
CJSC "Forest-Starma" (Forest-Starma)       PFI        95%         Russia
Pioneer Metals and Technology, Inc. (PMT)  PGI        100%        DE
Pioneer Capital Corp. (PCC)                PGI        100%        DE
Pioneer SBIC Corp.                         PCC        100%        MA
Pioneer Real Estate Advisors, Inc. (PREA)  PGI        100%        DE
Pioneer Management (Ireland) Ltd. (PMIL)   PGI        100%        Ireland
Pioneer Plans Corporation (PPC)            PGI        100%        DE
PIOGlobal Corp. (PIOGlobal)                PGI        100%        DE
Pioneer Investments Corp. (PIC)            PGI        100%        MA
Pioneer Goldfields Holdings, Inc. (PGH)    PGI        100%        DE
Pioneer Goldfields Ltd. (PGL)              PGH        100%        Guernsey
Teberebie Goldfields Ltd. (TGL)            PGL        90%         Ghana
Pioneer Omega, Inc. (Omega)                PGI        100%        DE
Pioneer First Russia, Inc. (First Russia)  Omega      81.65%      DE
Pioneering Services Corp. (PSC)            PGI        100%        MA
Pioneer International Corp. (PIntl)        PGI        100%        DE
Pioneer First Polish Investment
Fund JSC, S.A. (First Polish)              PIntl      100%        Poland
Pioneer Czech Investment Company, A.S.
(Pioneer Czech)                            PIntl      100%        Czech Republic

Registered investment companies that are parties to management contracts with
PMC:

                                             BUSINESS
 FUND                                         TRUST

Pioneer International Growth Fund               MA
Pioneer World Equity Fund                       DE
Pioneer Europe Fund                             MA
Pioneer Emerging Markets Fund                   DE
Pioneer Indo-Asia Fund                          DE
Pioneer Capital Growth Fund                     DE
Pioneer Equity-Income Fund                      DE
Pioneer Gold Shares                             DE
Pioneer Mid-Cap Fund                            DE
Pioneer Growth Shares                           DE
Pioneer Small Company Fund                      DE
Pioneer Independence Fund                       DE
Pioneer Fund                                    DE
Pioneer II                                      DE
Pioneer Real Estate Shares                      DE
Pioneer Short-Term Income Fund                  MA
Pioneer America Income Trust                    MA
Pioneer Bond Fund                               MA
Pioneer Balanced Fund                           DE
Pioneer Intermediate Tax-Free Fund              MA
Pioneer Tax-Free Income Fund                    DE
Pioneer Money Market Trust                      DE
Pioneer Variable Contracts Trust                DE
Pioneer Interest Shares                         DE
Pioneer Micro-Cap Fund                          DE

     The following table lists John F. Cogan, Jr.'s positions with the investment companies, PGI and principal direct or indirect PGI subsidiaries referenced above and the Registrant's counsel.

                                              TRUSTEE/
         ENTITY        CHAIRMAN   PRESIDENT   DIRECTOR   OTHER

Pioneer mutual
funds                     X           X          X
PGL                       X           X          X
PGI                       X           X          X
PPC                                   X          X
PIC                                   X          X
PIntl                                 X          X
PMT                                   X          X
Omega                                 X          X
PIOGlobal                             X          X
First Russia                          X          X
PCC                                              X
PSC                                              X
PMIL                                             X
PEI                                              X
PFI                                              X
PREA                                             X
Forest-Starma                                    X
PMC                       X                      X
PFD                       X                      X
TGL                       X                      X
First Polish                                             Chairman of Supervisory
                                                         Board
GmbH                                                     Chairman of Supervisory
                                                         Board
Pioneer Czech                                            Chairman of Supervisory
                                                         Board
Hale and Dorr LLP                                        Partner

Item 26.  Number of Holders of Securities

     Not applicable.

Item 27. Indemnification

                  Except for the Declaration of Trust dated April 26, 1996, establishing the Registrant as a Trust under Delaware law, there is no contract, arrangement or statute under which any director, officer, underwriter or affiliated person of the Registrant is insured or indemnified. The Declaration of Trust provides that no Trustee or officer will be indemnified against any liability to which the Registrant would otherwise be subject by reason of or for willful misfeasance, bad faith, gross negligence or reckless disregard of such person's duties.

Item 28.  Business and Other Connections of Investment Adviser

         All of the information required by this item is set forth in the Form ADV, as amended, of PMC, the Registrant's investment adviser. The following sections of such Form ADV are incorporated herein by reference:

         (a)      Items 1 and 2 of Part 2; and

         (b)      Section IV, Business Background, of each Schedule D.

Item 29.  Principal Underwriters

         (a)      See Item 25 above.

         (b)      Directors and officers of PFD:

                            Positions and Offices         Positions and Offices
         Name               with Underwriter              with Registrant

John F. Cogan, Jr.          Director and Chairman          Chairman of the
                                                           Board, President
                                                           and Trustee

Robert L. Butler            Director and President         None

David D. Tripple            Director                       Executive Vice
                                                           President and
                                                           Trustee

Steven M. Graziano          Senior Vice President          None

Stephen W. Long             Senior Vice President          None

Barry G. Knight             Vice President                 None

William A. Misata           Vice President                 None

Anne W. Patenaude           Vice President                 None

Elizabeth B. Bennett        Vice President                 None

Gail A. Smyth               Vice President                 None

Constance D. Spiros         Vice President                 None

Marcy L. Supovitz           Vice President                 None

Mary Kleeman                Vice President                 None

Steven R. Berke             Assistant Vice President       None

Steven H. Forss             Assistant Vice President       None

Mary Sue Hoban              Assistant Vice President       None

Debra A. Levine             Assistant Vice President       None

Junior Roy McFarland        Assistant Vice President       None

Marie E. Moynihan           Assistant Vice President       None

William H. Keough           Treasurer                      Treasurer

Roy P. Rossi                Assistant Treasurer            None

Joseph P. Barri             Clerk                          Secretary

Robert P. Nault             Assistant Clerk                Assistant Secretary

The principal business address of each of these individuals is 60 State Street, Boston, Massachusetts 02109-1820.

Item 30. Location of Accounts and Records

                  The accounts and records are maintained at the Registrant's office at 60 State Street, Boston, Massachusetts; contact the Treasurer.

Item 31. Management Services

     Not applicable.

Item 32. Undertakings

                  (a)      Not applicable.

                  (b)      Not applicable.

                  (c) The Registrant hereby undertakes to deliver or cause to be delivered with the Prospectus, to each person to whom the Prospectus is sent or given, a copy of the Registrant's report to shareholders furnished pursuant to and meeting the requirements of Rule 30d-1 under the Investment Company Act of 1940, as amended, from which the specified information is incorporated by reference, unless such person currently holds securities of the Registrant and otherwise has received a copy of such report, in which case the Registrant shall state in the Prospectus that it will furnish, without charge, a copy of such report on request, and the name, address and telephone number of the person to whom such a request should be directed.

                                   SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment no. 49 (the "Amendment") to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused the Amendment to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Boston and The Commonwealth of Massachusetts, on the 30th day of October, 1998.

                                             PIONEER II



                                        By:  /s/ John F. Cogan, Jr.
                                             John F. Cogan, Jr.
                                             Chairman and President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment has been signed below by the following persons in the capacities and on the date indicated:

Signature                      Title

/s/ John F. Cogan, Jr.         Chairman of the Board              )
John F. Cogan, Jr.             and President                      )
                               (Principal Executive               )
                               Officer)                           )
                                                                  )
                                                                  )
/s/ William H. Keough          Chief Financial Officer            )
William H. Keough              and Treasurer (Principal           )
                               Financial and Accounting           )
                               Officer)                           )
                                                                  )
                                                                  )
Trustees:                                                         )
                                                                  )
                                                                  )
Mary K. Bush*                                                     )
Mary K. Bush                                                      )
                                                                  )
                                                                  )
/s/ John F. Cogan, Jr.                                            )
John F. Cogan, Jr.                                                )
                                                                  )
                                                                  )
                                                                  )
Richard H. Egdahl*                                                )
Richard H. Egdahl                                                 )
                                                                  )
                                                                  )
Margaret BW Graham*                                               )
Margaret B. W. Graham                                             )
                                                                  )
                                                                  )
John W. Kendrick*                                                 )
John W. Kendrick                                                  )
                                                                  )
                                                                  )
Marguerite A. Piret*                                              )
Marguerite A. Piret                                               )
                                                                  )
                                                                  )
David D. Tripple*                                                 )
David D. Tripple                                                  )
                                                                  )
                                                                  )
Stephen K. West*                                                  )
Stephen K. West                                                   )
                                                                  )
                                                                  )
John Winthrop*                                                    )
John Winthrop                                                     )
                                                                  )
                                                                  )
*By:     /s/ John F. Cogan, Jr.            Dated: October 30, 1998)
         John F. Cogan, Jr.
         Attorney-in-fact

                                  Exhibit Index

Exhibit
Number   Document Title


6.1.     Form of Underwriting Agreement

11.      Consent of Arthur Andersen LLP

15.2.    Form of Class B Distribution Plan

17.      Financial Data Schedules